OneMain Acquisition - Interest Income and Net Loss Subsequent to Acquisition (Details) - OneMain $ in Millions	2 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Interest income subsequent to acquisition	$ 252
Net loss subsequent to acquisition	$ (171)